Employee Benefit Plan (FY)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Employee Benefit Plan
11. EMPLOYEE BENEFIT PLAN
The Company has a defined-contribution savings plan covering all eligible U.S. employees under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”). Contributions to the plan by the Company totaled $0.4 million and $0.5 million for the years ended December 31, 2024 and 2023, respectively. Employees can designate the investment of their 401(k) accounts into several mutual funds. Administrative costs of the plan for each of the years ended December 31, 2024 and 2023, were immaterial.